Note 15 - Financial assets at fair value through OCI (Detail) - Financial assets at fair value through OCI [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through OCI [Line Items]
Securities purchased under resale agreement	€ 2,786	€ 1,805
Debt securities [Abstract]:
German government	2,006	1,566
U.S. Treasury and U.S. government agencies	10,640	9,232
U.S. local (municipal) governments	719	446
Other foreign governments	18,661	15,672
Corporates	189	686
Other asset-backed securities	0	0
Mortgage-backed securities, including obligations of U.S. federal agencies	414	442
Other debt securities	1,607	831
Total debt securities	34,236	28,874
Loans	5,068	4,867
Total financial assets at fair value through other comprehensive income	€ 42,090	€ 35,546